Share capital - Summary of Detailed Information About Stock Option Activity (Detail) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2021 shares $ / shares	Apr. 30, 2022 shares Acres $ / shares	Aug. 10, 2021 shares $ / shares	Oct. 31, 2021 shares USD ($) $ / shares	Oct. 31, 2020 USD ($) shares $ / shares	Oct. 31, 2019 shares USD ($) $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Beginning balance, Number of stock options | shares		5,296,553
Granted, Number of stock options		719,718		8,280	940	310
Exercised, Number of stock options		(222,505)		(2,172,820)	0	0
Ending balance, Number of stock options | shares	5,296,553	5,793,766		5,296,553
Beginning balance, Weighted average exercise price per stock option | $ / shares		$ 2.81
Granted, Weighted average exercise price per stock option | $ / shares		7.86
Exercised, Weighted average exercise price per stock option | $ / shares		1.31
Ending balance,Weighted average exercise price per stock option | $ / shares	$ 2.81	$ 3.5		$ 2.81
Long Term Incentive Plan [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Beginning balance, Number of stock options | shares		5,296,553
Ending balance, Number of stock options | shares	5,296,553			5,296,553
Long Term Incentive Plan [member] | LiCycle Holding Corp [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Beginning balance, Number of stock options | shares	4,242,707	5,296,553
Granted, Number of stock options | shares	1,053,846
Ending balance, Number of stock options | shares	5,296,553		4,242,707	5,296,553
Beginning balance, Weighted average exercise price per stock option | $ / shares	$ 0.79	$ 2.81
Granted, Weighted average exercise price per stock option | $ / shares	10.93
Ending balance,Weighted average exercise price per stock option | $ / shares	$ 2.81		$ 0.79	$ 2.81
Long Term Incentive Plan [member] | LiCycle Corp [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Beginning balance, Number of stock options | shares	106,307		133,500	133,500	100,000	58,320
Granted, Number of stock options | shares			31,750		33,500	41,680
Exercised, Number of stock options | shares			(54,443)
Forfeited, Number of stock options | shares			(4,500)
Ending balance, Number of stock options | shares			106,307		133,500	100,000
Beginning balance, Weighted average exercise price per stock option | $ / shares	$ 31.62		$ 15.35	$ 15.35	$ 7.14	$ 2.49
Granted, Weighted average exercise price per stock option | $ / shares			85.3		39.66	13.57
Exercised, Weighted average exercise price per stock option | $ / shares			24.58
Forfeited, Weighted average exercise price per stock option | $ / shares			42.43
Ending balance,Weighted average exercise price per stock option | $ / shares			$ 31.62		$ 15.35	$ 7.14